Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income		$ 974	$ 335	$ 376
Other comprehensive income to be eventually recycled into the Consolidated Income Statement:
Currency translation effects, net of taxes	[1]	25	(36)	(58)
Total of items to eventually recycle		25	(36)	(58)
Other comprehensive income never to be recycled into the Consolidated Income Statement:
Actuarial (losses)/gains from defined benefit plans, net of taxes	[2]	(30)	141	26
Fair value adjustments on equity investments, net of taxes	[3]	(5)	(1)	0
Total of items never to be recycled		(35)	140	26
Total comprehensive income		$ 964	$ 439	$ 344

[1]	Amount is net of tax benefit of $1 million in 2023. Amount is net of tax expense of $0.4 million in 2022. Amount is net of tax benefit of $6 million in 2021.
[2]	Amount is net of tax benefit of $8 million in 2023. Amounts are net of tax expense of $40 million and $11 million in 2022 and 2021, respectively.
[3]	Amount is net of tax expense of $3 million in 2023. Amount is net of tax benefit of $1 million in 2022.